Significant Related Party Transactions - Key Management Personnel Compensation (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of key management personnel compensation [abstract]
Salaries and other benefits	¥ 15	¥ 34	¥ 28